Capital stock	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital stock
20.	Capital stock

a)
As of December 31, 2020, the Company’s authorized capital was NT$9,700,000 thousand, consisting of 970,000 thousand ordinary shares, and the paid-in
capital was NT$7,272,401 thousand with a par value of NT$10 per share, consisting of 727,240 thousand ordinary shares. All proceeds from shares issued have been collected.

b)
As of December 31, 2020, the outstanding ADSs were approximately 4,270,600 units representing 85,412 thousand ordinary shares and each ADS represents 20 ordinary shares of the Company. The major terms and conditions of the ADSs are summarized as follows:

(a)	Voting rights:
ADS holders have no right to directly vote in shareholders’ meetings with respect to the deposited shares. The depository bank shall vote on behalf of ADS holders or provide voting instruction to the designated person of the Company. The depository bank shall vote in the manner as instructed by ADS holders.

(b)	Distribution of dividends:
ADS holders are deemed to have the same rights as holders of ordinary shares with respect to the distribution of dividends.

c)	Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2018	2019	2020
	in thousands	in thousands	in thousands
January 1	856,059	727,265	727,240
Restricted shares – cancelled	(349)	(25)	—
Restricted shares – uncancelled	(23)	—	—
Capital reduction	(128,422)	—	—

December 31	727,265	727,240	727,240

d)	Treasury stock

(a)
On March 7, 2019 and August 6, 2019, the Company’s Board of Directors approved the cancellation of treasury stock 25,570 thousand shares amounted to NT$962,503 thousand. As of December 31, 2019, all of the Company’s treasury stocks were cancelled. As of December 31, 2018, the reasons for share repurchases and movements in the number of the Company’s treasury stock is as follows:

	2018
	Shares	Amount
	in thousands	NT$000
January 1	30,085	1,007,654
Capital reduction	(4,515)	(45,151)

December 31	25,570	962,503

(b)
Pursuant to the ROC Securities and Exchange Act, the number of shares repurchased as treasury stock may not exceed 10% of the number of the Company’s issued shares and the amount bought back may not exceed the sum of retained earnings, paid-in
capital in excess of par value and realized capital surplus.

(c)	Pursuant to the ROC Securities and Exchange Act, treasury stock may not be pledged as collateral and is not entitled to dividends before it is reissued.

(d)
Pursuant to the ROC Securities and Exchange Act, treasury stock should be reissued to the employees within five years from the reacquisition date and shares not reissued within the five-year period are to be retired. Treasury stock to enhance the Company’s credit rating and the stockholders’ equity should be retired within six months from acquisition.

e)
In order to adjust capital structure and increase return of equity, the Company’s shareholders adopted a resolution on June 26, 2018 to reduce capital stock and return cash to shareholders. Subsequently, the record date of the capital reduction was fixed on August 15, 2018, and capital was reduced approximately 15% amounted to NT$1,329,446 thousand consisting of 132,945 thousand ordinary shares.